                           MARTIN CURRIE BUSINESS TRUST
                            ASIA PACIFIC EX JAPAN FUND




                                SEMI-ANNUAL REPORT
                                 OCTOBER 31, 2000
                                    (Unaudited)

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


OBJECTIVE                     Long term capital appreciation through active management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

LAUNCH DATE                   March 24, 1995

FUND SIZE                     $194.0m

PERFORMANCE                   Total return from May 1, 1999 through October 31, 2000

                              -    MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)              -12.9%
                              -    The Morgan Stanley Capital International - All Countries Asia
                                   Pacific Free (ex Japan and India) Index                                         -21.0%

                              Annualized total return from March 24, 1995 through October 31, 2000

                              -    MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)              -22.8%
                              -    MCBT - Asia Pacific Ex Japan Fund (including all transaction fees)              -23.1%

                              As of November 1998, the Fund changed its investment mandate and performance bench mark from the Morgan Stanley Capital International Emerging Free Asia Index to the Morgan Stanley Capital
                              International All Countries Asia Pacific Free (ex Japan & India) Index. Therefore, performance for the Fund and new bench mark for the period since the change is noted below:

                              Total return from October 31, 1998 through October 31, 2000

                              -    MCBT - Asia Pacific Ex Japan Fund (excluding all transaction fees)             +17.8%
                              -    Morgan Stanley Capital International - All Countries Asia
                                   Pacific Free (ex Japan and India) Index                                        +13.5%

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)

PORTFOLIO                     Over the six months ended October 31 2000, our fund fell by 12.9%. This compares to a 21.0%
COMMENTS                      fall in the MSCI AC Asia Pacific Free ex Japan and India index. As the benchmark's performance indicates, it has been a difficult period for Asian markets with uncertainty in the outlook for global growth and interest rates, and a steady contraction in the valuation of technology and telecommunication stocks.

                              The reporting period started badly. As the correction in Nasdaq took its toll on our technology, media and telecoms (TMT) holdings, the fund underperformed the index significantly in May. Since June, it has been our asset allocation decisions within the region which have contributed most of the outperformance. The main decisions were driven by the view from our
                              International Strategy Group that global growth would slow to a more sustainable rate. This led us to underweight South Korea and Taiwan. Given their heavy reliance on manufacturing and exporting, these countries are more sensitive to changes in external demand. At the sector level, this translated into a large underweight position in technology hardware, with the fund selling out of semiconductor maker Samsung Electronics in September.

                              We reinvested the proceeds from these sales in Hong Kong/China and Singapore, with a heavy emphasis on the interest rate sensitive banking and property sectors. Both sectors had been relative underperformers, offered good value in relation to improving fundamentals and were beneficiaries of a moderating growth outlook and its associated implications for interest rates. Significant purchases included Hong Kong Exchange & Clearing and Sun Hung Kai Properties.

                              OUTLOOK

                              The outlook for 2001 is encouraging. Valuations in Asia are now more attractive than they have been since the Asian crisis of 1998. At current levels, markets already appear to be discounting a significant slowdown in global growth. Recent economic data points to the possibility that interest rates in the US and Europe are at their peak. As the global interest rate cycle changes direction, Asia should benefit.

INVESTMENT                    Jason McCay manages the MCBT Asia Pacific Fund.
MANAGER PROFILE
                              Having spent three years with Alliance Trust, Jason joined Edinburgh Fund Managers in 1994. He moved to Indonesia in 1996 where he worked for Deutsche Morgan Grenfell as head of research. He joined Martin Currie's Asia team in 1998 and manages the Martin Currie Asia Pacific Fund and the Martin Currie Far East Fund.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     ASSET ALLOCATION
    (% of net assets)
/ /  Hong Kong  -  45%
/ /  Australia  -  14%
/ /  South Korea  -  3%
/ /  Singapore  -  16%
/ /  Taiwan  -  4%
/ /  China - 6%
/ /  ST Investment - 10%
/ /  Other Net Asets - 2%


TOP TEN HOLDINGS
BY COUNTRY


                             CHINA                                            % OF NET ASSETS
                             PetroChina                                              3.9

                             HONG KONG

                             Hutchinson Whampoa                                      7.8
                             Cheung Kong (Holdings)                                  5.8
                             Wharf  (Holdings)                                       5.0
                             China Unicom, ADR                                       4.9
                             Bank of East Asia                                       4.4
                             Hong Kong Exchanges & Clearing                          4.3
                             Sun Hung Kai Properties                                 3.7

                             SINGAPORE

                             Overseas Chinese Bank                                   3.6
                             DBS Group Holdings                                      3.6

                                                 MCBT ASIA PACIFIC EX JAPAN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                           Shares                Value
                                                                                           ------                -----
COMMON STOCKS AND WARRANTS - 88.7%
AUSTRALIA - 13.8%
       AMP                                                                                 420,000      $       3,785,925
       ARISTOCRAT LEISURE                                                                1,230,000              3,844,551
       BRAMBLES INDUSTRIES                                                                 101,000              2,618,663
       COMMONWEALTH BANK OF AUSTRALIA                                                      270,000              4,017,955
       COMPUTERSHARE                                                                       457,000              1,977,998
       CREDIT SUISSE, WARRANTS 07/26/01*                                                   103,000                 57,661
       FOSTER'S BREWING GROUP                                                            1,700,000              3,850,823
       NEWS                                                                                624,700              6,534,553
                                                                                                        -----------------
         TOTAL AUSTRALIA - (Cost $24,544,684)                                                                  26,688,129
                                                                                                        -----------------
CHINA - 6.5%
       CHINA PETROLEUM AND CHEMICAL (SINOPEC), CLASS H*                                 25,530,000              5,008,450
       PETROCHINA                                                                       36,000,000              7,570,201
                                                                                                        -----------------
         TOTAL CHINA - (Cost $11,518,331)                                                                      12,578,651
                                                                                                        -----------------

HONG KONG - 45.1%
       BANK OF EAST ASIA                                                                 3,776,200              8,521,749
       CHEUNG KONG (HOLDINGS)                                                            1,025,000             11,335,588
       CHINA TELECOM (HONG KONG)*                                                          913,000              5,853,315
       CHINA UNICOM, ADR*                                                                  464,853              9,529,486
       CITIC PACIFIC                                                                     1,045,000              4,193,935
       E-KONG GROUP*                                                                    16,000,000              1,128,350
       HONG KONG EXCHANGES & CLEARING                                                    4,770,000              8,317,989
       HUTCHISON WHAMPOA                                                                 1,213,000             15,086,678
       LI & FUNG*                                                                        3,602,000              6,696,884
       SUN HUNG KAI PROPERTIES                                                             864,400              7,093,422
       WHARF (HOLDINGS)                                                                  4,780,000              9,745,096
                                                                                                        -----------------
         TOTAL HONG KONG - (Cost $85,724,343)                                                                  87,502,492
                                                                                                        -----------------

SINGAPORE - 16.1%
       CHARTERED SEMICONDUCTOR MANUFACTURING, ADR *                                         67,100              3,120,150
       CITY DEVELOPMENTS                                                                 1,426,000              6,576,667
       DATACRAFT ASIA                                                                      279,680              1,915,808
       DBS GROUP HOLDINGS                                                                  585,000              6,894,893
       OVERSEAS CHINESE BANK                                                             1,095,700              6,987,325
       OVERSEAS UNION BANK                                                               1,200,000              5,807,664
                                                                                                        -----------------
         TOTAL SINGAPORE - (Cost $29,725,596)                                                                  31,302,507
                                                                                                        -----------------

SOUTH KOREA - 3.3%
       KOOKMIN CREDIT CARD*                                                                 48,163              1,050,059
       LOCUS                                                                                90,872              2,045,119
       SK TELECOM                                                                           15,740              3,355,561
                                                                                                        -----------------
         TOTAL SOUTH KOREA - (Cost $7,067,074)                                                                  6,450,739
                                                                                                        -----------------

See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                           Shares               Value
                                                                                           ------                -----
TAIWAN - 3.9%
       Cathay Life Insurance                                                             1,573,000      $      2,824,582
       President Chain Store                                                                   384                 1,094
       Synnex Technology International                                                     697,109             1,467,598
       Taiwan Semiconductor Manufacturing                                                  931,996             2,827,728
       United World Chinese Commercial Bank                                                651,067               423,294
------------------------------------------------------------------------------------------------------------------------

         TOTAL TAIWAN - (Cost $8,144,266)                                                                      7,544,296
------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS - (Cost $166,724,294) +                                                     172,066,814
------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount
SHORT TERM INVESTMENT - 9.7%
       State Street Bank and Trust, 5.500%, 11/01/2000                                  $ 18,834,000          18,834,000
------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENT - (Cost $18,834,000)                                                              18,834,000
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - (Cost  $185,558,294) - 98.4%                                                             190,900,814
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 1.6%                                                    3,066,415
------------------------------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                                     $    193,967,229
========================================================================================================================





*      Non-income producing security.
(a) The repurchase agreement, dated 10/31/2000, $18,834,000 par due 11/1/2000, is collateralized by United States Treasury Bonds, 8.125%, due 8/15/2021 with a market value of $19,215,206.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Banks 13.3%, Breweries 2.0%, Commercial Services 2.9%, Conglomerates 7.8%, Diversified 7.2%, Electronics 0.7%, Financial Services 10.4%, Insurance 1.4%, Leisure 2.0%, Oil & Gas 6.5%, Publishing 3.4%, Real Estate 12.9%, Retail Trade 3.4%, Semi-Conductor Manufacturing Equipment 3.1%, Telecommunications 11.7%.

ADR  American Depositary Receipts.


See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 2000 (Unaudited)

ASSETS
    Investments in securities, at value (cost $166,724,294) (Note B)                                    $     172,066,814

    Investments in repurchase agreements, at value (Note B)                                                    18,834,000
                                                                                                        -----------------

       Total Investments                                                                                      190,900,814

    Cash                                                                                                              337

    Foreign currency, at value (cost $6,950,131) (Note B)                                                       6,871,568

    Dividend and interest receivable                                                                              195,954
                                                                                                        -----------------

       TOTAL ASSETS                                                                                           197,968,673
                                                                                                        -----------------

LIABILITIES

    Payable for investments purchased                                                                           3,034,823

    Payable for currency purchased                                                                                    864

    Management fee payable (Note C)                                                                               837,319

    Administration fee payable (Note C)                                                                            14,717

    Trustees fees payable (Note C)                                                                                  1,371

    Accrued expenses and other liabilities                                                                        112,350
                                                                                                        -----------------

       TOTAL LIABILITIES                                                                                        4,001,444
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     193,967,229
                                                                                                        =================

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     247,791,889

    Distributions in excess of net investment income                                                             (342,075)

    Accumulated net realized loss on investment and foreign currency transactions                             (58,745,891)

    Net unrealized appreciation on investments and foreign currency translations                                5,263,306
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     193,967,229
                                                                                                        =================

NET ASSET VALUE PER SHARE                                                                               $            2.23
                                                                                                        =================
($193,967,229 / 86,948,544 shares of beneficial interest outstanding)



See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 2000 (Unaudited)


INVESTMENT INCOME

    Interest income                                                                                     $         483,237

    Dividend income                                                                                             1,834,193

    Foreign taxes withheld                                                                                       (239,448)
                                                                                                        -----------------

       TOTAL INVESTMENT INCOME                                                                                  2,077,982
                                                                                                        -----------------

EXPENSES

    Management fee (Note C)                                                                                     2,038,768

    Custodian fee                                                                                                 243,148

    Administration fee (Note C)                                                                                    90,585

    Audit fee                                                                                                      13,071

    Legal fees                                                                                                      7,540

    Transfer agent fee                                                                                              4,109

    Trustees fees (Note C)                                                                                          3,520

    Miscellaneous expenses                                                                                         19,316
                                                                                                        -----------------

       TOTAL EXPENSES                                                                                           2,420,057
                                                                                                        -----------------

NET INVESTMENT LOSS                                                                                              (342,075)
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized loss on investments                                                                          (13,418,943)

    Net realized loss on foreign currency transactions                                                           (887,520)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                                            (18,154,833)

       Foreign currency translations                                                                               31,935
                                                                                                        -----------------

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                     (32,429,361)
                                                                                                        -----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                              $     (32,771,436)
                                                                                                        =================

See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months Ended          Year
                                                                                      October 31, 2000          Ended
                                                                                      (Unaudited)         April 30, 2000
                                                                                    ------------------    --------------

NET ASSETS, beginning of period                                                       $   375,444,715     $   199,723,978
                                                                                      ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment loss                                                                      (342,075)           (458,356)

    Net realized gain (loss) on investment transactions                                   (13,418,943)         10,528,328

    Net realized gain (loss) on foreign currency transactions                                (887,520)            131,357

    Net unrealized appreciation (depreciation) on:

       Investments                                                                        (18,154,833)        (11,994,613)

       Foreign currency translations                                                           31,935            (136,517)
                                                                                      ---------------     ----------------

    Net decrease in net assets from operations                                            (32,771,436)         (1,929,801)
                                                                                      ---------------     ----------------

CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                      37,896,150         211,776,424

    Cost of shares repurchased                                                           (186,602,200)        (34,125,886)
                                                                                      ----------------    ----------------

    Total increase (decrease) in net assets from capital share transactions              (148,706,050)        177,650,538
                                                                                      ----------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    (181,477,486)        175,720,737
                                                                                      ----------------    ---------------

NET ASSETS, end of period (includes distributions in excess of net                    $   193,967,229     $   375,444,715
                                                                                      ===============     ===============
    investment income of ($342,075) and $0, respectively)

OTHER INFORMATION:

Capital Share transactions:

    Shares sold                                                                            14,882,035          78,479,043

    Less shares repurchased                                                               (74,619,906)        (11,981,245)
                                                                                      ---------------     ---------------

    Net share transactions                                                                (59,737,871)         66,497,798
                                                                                      ================    ===============

See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND

-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD

                                  Six Months
                                      Ended         Year (3)           Year (3)          Year            Year (3)       Year (3)
                                October 31, 2000      Ended              Ended           Ended             Ended       Ended
                                   (Unaudited)   April 30, 2000    April 30, 1999  April 30, 1998    April 30, 1997  April 30, 1996
                                   -----------   --------------    --------------  ---------------   --------------  --------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning
        of period               $     2.560      $     2.490       $     2.590     $     9.630        $    12.360    $      9.980
                                ------------     -----------       -----------     -----------        -----------    ------------

Net investment loss                   (0.004)         (0.003)           (0.005)         (0.227)            (0.101)         (0.029)
Net realized and unrealized
        gain (loss) on
        investment and foreign
        currency transactions         (0.326)          0.073 *          (0.095)         (6.871)            (2.503)          2.446
                                ------------     -----------       -----------     -----------        -----------    ------------
Total from investment
        operations                    (0.330)          0.070            (0.100)         (7.098)            (2.604)          2.417
                                ------------     -----------       -----------     -----------        -----------    ------------

Less distributions:
     In excess of net
        investment income              0.000           0.000             0.000           0.000             (0.009)          0.000
     Net realized gains                0.000           0.000             0.000           0.000              0.000          (0.209)
     In excess of net
        realized gains                 0.000           0.000             0.000           0.000             (0.305)          0.000
                                ------------     -----------       -----------     -----------        -----------    ------------

Total distributions                    0.000           0.000             0.000           0.000             (0.314)         (0.209)
                                ------------     -----------       -----------     -----------        -----------    ------------

Paid-in-capital from
     subscription and
     redemption fees (Note B)          0.000           0.000             0.000           0.058              0.188           0.172
                                ------------     -----------       -----------     -----------        -----------    ------------

Net asset value, end of
     period                     $      2.230     $     2.560       $     2.490     $     2.590        $     9.630    $     12.360
                                ============     ===========       ===========     ===========        ===========    ============

TOTAL INVESTMENT
     RETURN (1) (2)                   (12.89)%          2.81%            (3.86)%        (73.10)%           (19.82)%         26.30%
-----------------------         ============     ===========       ===========     ===========        ===========    ============

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period       $193,967,229     $375,444,715      $199,723,978    $21,072,974        $84,384,554    $129,326,397
Operating expenses, net, to
        average net assets
        (Note C)                        1.78%(4)         1.72%             1.83%          2.00%              1.89%           1.93%
Operating expenses, gross,
        to average net assets
        (Note C)                        1.78%(4)         1.72%             1.83%          2.23%              1.98%           2.18%
Net investment loss to
        average net assets             (0.25)%(4)       (0.12)%           (0.26)%        (0.09)%            (0.89)%         (0.27)%
Portfolio turnover rate (2)               69%             114%              158%           162%               118%             65%
Per share amount of fees
        waived (Note C)         $      0.000     $      0.000      $      0.000    $     0.552        $          0.011  $   0.027
---------------------------------------------------------------------------------------------------------------------------------

* The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to timing of sales of Fund shares in relation to the fluctuating market value of the investments.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2)  Periods less than one year are not annualized.
(3) The per share amounts were computed using an average number of shares outstanding during the period.
(4)  Annualized.


See notes to financial statements.

                                                 MCBT ASIA PACIFIC EX JAPAN FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific Ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Asia Pacific Ex Japan Fund (the "Fund") commenced investment operations on March 24, 1995. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                             MCBT ASIA PACIFIC EX JAPAN FUND

----------------------------------------------------------------------------
                       NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 2000.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30 1998, there was a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and are recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                             MCBT ASIA PACIFIC EX JAPAN FUND

----------------------------------------------------------------------------
                       NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 2000, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 2000 were $168,683,903 and $320,714,451, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 2000 were as follows:

                                       Identified                    Gross Unrealized                    Net Unrealized
                                          Cost                 Appreciation      (Depreciation)           Appreciation
                                       -----------             ------------      --------------          ---------------
                                       $185,558,294             $16,779,911       ($11,437,391)             $5,342,520


NOTE E - PRINCIPAL SHAREHOLDERS

As of October 31, 2000, there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 63% of the Fund.

NOTE F - CONCENTRATION OF RISK

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                          MARTIN CURRIE BUSINESS TRUST


                             --------------------



                              TRUSTEES AND OFFICERS

                   Timothy J.D. Hall, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                            * INTERESTED TRUSTEE

                             --------------------


                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                             --------------------



The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.